Accounts Receivable, Net - Additional Information (Details) - Cumulative Effect, Period of Adoption, Adjustment [Member] - CNY (¥)		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2020
Cumulative effect of adoption of accounting		¥ (6,888,779)
Retained Earnings [Member]
Cumulative effect of adoption of accounting	¥ 6,900,000	¥ (6,888,779)